Equity - Summary of Company Expenses Compensation Costs Based on Grant Date Fair Value (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 157	$ 123	$ 121
Omnibus Long Term Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	157	123	121
Tax effect on stock-based compensation expense	14	11	11
Net effect	$ 143	$ 112	$ 110